Leases (Details 1) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Maturities of operating lease liabilities
For the remaining months of fiscal 2025	$ 1,701,942
2026	3,755,449
2027	76,242
2028	65,644
2029	58,075
Thereafter	116,150
Total future minimum lease payments	5,773,502
Less: Imputed interest	(272,393)
Total	$ 5,501,109	$ 7,416,766